Fair Value of Financial Instruments - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 32,588	$ 60,125
Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	187,137	73,970	$ 7,675
Level 1 | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	180,206	59,357	7,675
Level 2 | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	6,931	14,613	0
Money Market Funds | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	154,549	11,846	7,675
Money Market Funds | Level 1 | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	154,549	11,846	$ 7,675
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	25,657	47,511
U.S. Treasury Securities | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	25,657	20,775
U.S. Treasury Securities | Level 1 | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	25,657	20,775
U.S. Government Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	6,931	12,614
U.S. Government Agency Securities | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		1,999
Short-term investments	6,931	39,350
U.S. Government Agency Securities | Level 1 | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		26,736
U.S. Government Agency Securities | Level 2 | Fair Value on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		1,999
Short-term investments	$ 6,931	$ 12,614